Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Annual LTI awards to NEOs are typically granted in the first quarter of the year, although LTI awards may also be granted to NEOs as part of the hiring process, in connection with a promotion or change in responsibility or in response to extraordinary circumstances. The HRCC approves the type and number of awards to be granted and the performance criteria for awards. For all such grants, the grant date is no earlier than the date of HRCC approval. Awards are not spring-loaded or otherwise timed to take advantage of material nonpublic information, and the Company does not manipulate the timing of the public release of information to increase the value of an award.
The HRCC has delegated to the CEO and the SVP, Head of People the authority to grant equity awards, including annual LTI awards, to eligible employees (other than the CEO, the SVP, Head of People, and persons subject to Section 16 of the Exchange Act), provided the total awards remain within specified limits and subject to terms and conditions approved by the HRCC. In addition, on a quarterly basis, the HRCC reviews the shares granted from this award budget.

Award Timing Method
Annual LTI awards to NEOs are typically granted in the first quarter of the year, although LTI awards may also be granted to NEOs as part of the hiring process, in connection with a promotion or change in responsibility or in response to extraordinary circumstances. The HRCC approves the type and number of awards to be granted and the performance criteria for awards. For all such grants, the grant date is no earlier than the date of HRCC approval. Awards are not spring-loaded or otherwise timed to take advantage of material nonpublic information, and the Company does not manipulate the timing of the public release of information to increase the value of an award.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The HRCC approves the type and number of awards to be granted and the performance criteria for awards. For all such grants, the grant date is no earlier than the date of HRCC approval. Awards are not spring-loaded or otherwise timed to take advantage of material nonpublic information, and the Company does not manipulate the timing of the public release of information to increase the value of an award.
MNPI Disclosure Timed for Compensation Value	false